UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Maturities Municipal Fund (NIM)
	June 30, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.8%
	MUNICIPAL BONDS – 97.8%
	Alabama – 0.1%
$ 180	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 181,082
	System Inc., Series 2005A, 5.000%, 11/15/30
	Alaska – 0.1%
155	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	176,554
	Arizona – 3.1%
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
60	5.000%, 2/01/20	No Opt. Call	BBB+	68,639
290	5.000%, 2/01/27	2/22 at 100.00	BBB+	320,583
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	482,333
685	5.000%, 7/01/26	7/22 at 100.00	A1	772,488
685	5.000%, 7/01/27	7/22 at 100.00	A1	768,118
100	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	3/23 at 100.00	Baa1	100,872
	Company Project, Series 2013A, 4.000%, 9/01/29
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
100	5.000%, 12/01/17	No Opt. Call	A–	110,635
100	5.250%, 12/01/19	No Opt. Call	A–	113,964
35	5.000%, 12/01/32	No Opt. Call	A–	38,282
480	5.000%, 12/01/37	No Opt. Call	A–	529,272
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	No Opt. Call	A–	757,320
	2007, 4.500%, 4/01/17
3,710	Total Arizona			4,062,506
	Arkansas – 0.6%
500	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light	No Opt. Call	A–	505,580
	Company Project, Series 2013, 2.375%, 1/01/21
310	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	AA– (4)	319,167
	NPFG Insured (ETM)
810	Total Arkansas			824,747
	California – 5.2%
300	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds,	No Opt. Call	A	359,271
	Series 2013A, 5.000%, 10/01/23
240	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	250,459
	Series 2008H, 5.125%, 7/01/22
125	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	127,383
	Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)
160	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	163,050
	Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)
500	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	No Opt. Call	AA–	591,660
	Series 2013D, 5.000%, 7/01/43 (Mandatory put 10/15/20)
525	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	Aa3	604,307
135	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	No Opt. Call	A+	151,415
	Series 2009E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series	No Opt. Call	BBB–	272,763
	2012, 5.000%, 1/01/24
600	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	534,768
	Bonds, Series 2007A-1, 4.500%, 6/01/27
365	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities	10/17 at 100.00	AA	380,622
	District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured
	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
250	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA	271,520
250	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	271,520
500	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA	543,040
295	Mount San Antonio Community College District, Los Angeles County, California, General	2/28 at 100.00	AA	221,238
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA	1,289,160
	AGC Insured
35	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	38,986
	2013A, 5.750%, 6/01/44
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	690,520
	2011, 0.000%, 8/01/37
8,530	Total California			6,761,682
	Colorado – 4.0%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	N/R	2,917,057
	5.000%, 12/01/20 – AMBAC Insured
1,175	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	No Opt. Call	A	1,177,491
	Charter School, Series 2003, 4.500%, 12/01/18 – SYNCORA GTY Insured
55	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	AA–	22,155
	NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	AA–	305,240
	NPFG Insured
500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding	No Opt. Call	N/R	538,325
	Series 2013, 5.000%, 12/01/20
200	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	221,728
	Activity Bonds, Series 2010, 6.000%, 1/15/41
5,825	Total Colorado			5,181,996
	Connecticut – 1.9%
930	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	No Opt. Call	AAA	928,466
	Series 2010A-3, 0.875%, 7/01/49 (Mandatory put 2/08/18)
1,570	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	No Opt. Call	A–	1,598,370
	Lisbon Project, Series 1993A, 5.500%, 1/01/15 (Alternative Minimum Tax)
2,500	Total Connecticut			2,526,836
	Delaware – 0.1%
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB–	172,338
	5.000%, 7/01/28
	District of Columbia – 0.2%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BBB–	124,134
	Issue, Series 2013, 5.000%, 10/01/30
150	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	165,968
	Series 2001, 6.500%, 5/15/33
270	Total District of Columbia			290,102
	Florida – 7.0%
100	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured	No Opt. Call	A+	109,452
	Bonds, Series 2009A-1, 5.375%, 6/01/16
160	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	A+	183,120
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18
370	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	401,676
	Series 2013, 6.000%, 11/01/33
	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,215	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	AA–	1,254,402
420	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	AA–	452,374
	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds,
	Senior Secured Series 2012A-1:
50	5.000%, 6/01/18	No Opt. Call	A+	57,225
455	5.000%, 6/01/20	No Opt. Call	A+	529,984
600	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	677,712
	5.000%, 7/01/19 – NPFG Insured
520	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB+	531,679
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA	10,934
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	10,802
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	A	848,370
	5.000%, 10/01/20
270	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa2	283,206
	8/01/25 – AMBAC Insured
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	AA–	2,110,757
	AMBAC Insured
130	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	Aaa	141,430
	11/01/16 (ETM)
710	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	786,176
	Obligation Group, Series 2007, 5.000%, 8/15/27
	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,
	Refunding & Capital Improvement Series 2012A:
110	5.000%, 9/01/22	No Opt. Call	A+	129,004
350	5.000%, 9/01/23	9/22 at 100.00	A+	403,792
150	5.000%, 9/01/25	9/22 at 100.00	A+	169,979
8,380	Total Florida			9,092,074
	Georgia – 1.0%
300	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	AA– (4)	344,493
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
900	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	1,017,684
	Project, Refunding Series 2012C, 5.250%, 10/01/23
1,200	Total Georgia			1,362,177
	Guam – 0.1%
140	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	151,238
	5.500%, 7/01/43
	Hawaii – 0.2%
200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	211,556
	University, Series 2013A, 6.250%, 7/01/27
	Idaho – 0.1%
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	99,528
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 13.8%
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aa3	1,594,500
	2006, 5.000%, 12/01/21 – NPFG Insured
325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	AA	378,784
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA	2,189,157
	AGC Insured
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	487,510
640	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	679,149
	5.750%, 11/15/37
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	BBB	259,540
700	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	No Opt. Call	BBB–	701,764
	Centers, Series 1999, 5.500%, 8/15/19
	Illinois State, General Obligation Bonds, February Series 2014:
370	5.000%, 2/01/25	2/24 at 100.00	A–	410,770
325	5.000%, 2/01/26	2/24 at 100.00	A–	358,501
110	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A–	112,598
290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–	309,039
425	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	451,388
1,165	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A–	1,312,373
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	A–	440,840
320	5.000%, 8/01/21	No Opt. Call	A–	362,288
275	5.000%, 8/01/23	No Opt. Call	A–	307,923
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A–	243,280
25	Illinois State, General Obligation Bonds, Series 2007A, 5.500%, 6/01/15	No Opt. Call	A–	26,186
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	A–	322,602
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	A–	319,561
240	5.500%, 7/01/26	7/23 at 100.00	A–	274,303
1,380	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,265,639
	Series 2006, 0.000%, 12/01/18 – NPFG Insured
1,000	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria	12/18 at 79.62	AA	710,750
	County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
705	5.000%, 6/01/19	No Opt. Call	A	812,661
1,000	5.250%, 6/01/21	No Opt. Call	A	1,177,510
60	6.250%, 6/01/24	6/16 at 100.00	A–	66,200
700	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	830,116
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source,	No Opt. Call	A+	546,250
	Series 2012, 4.000%, 11/01/22
355	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community	6/18 at 100.00	AA	397,909
	College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008,
	5.750%, 6/01/28
620	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB	693,916
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
16,935	Total Illinois			18,043,007
	Indiana – 1.8%
210	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	215,330
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
180	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB	195,325
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	1,040,490
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
255	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	AA–	292,396
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	NA	259,880
250	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding	8/24 at 100.00	A	280,838
	Series 2014, 5.000%, 2/01/29 (WI/DD, Settling 7/02/14)
2,145	Total Indiana			2,284,259
	Iowa – 0.7%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27	6/20 at 100.00	A2	542,485
335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	352,835
	Project, Series 2013, 5.000%, 12/01/19
835	Total Iowa			895,320
	Kansas – 0.2%
100	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility	No Opt. Call	A+	118,244
	System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/22
200	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	139,168
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
300	Total Kansas			257,412
	Kentucky – 1.4%
350	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	374,164
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
130	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	131,226
	(Alternative Minimum Tax)
385	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	429,414
	Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	378,593
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
150	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities	No Opt. Call	A–	151,005
	Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory
	put 6/01/17)
320	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue	No Opt. Call	A+	325,504
	Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory
	put 4/03/17)
1,675	Total Kentucky			1,789,906
	Louisiana – 0.6%
55	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	58,832
	5.000%, 6/01/23 – AMBAC Insured
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1:
35	5.875%, 6/01/23	6/18 at 100.00	AA	40,729
10	6.000%, 6/01/24	6/18 at 100.00	AA	11,655
255	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	265,957
	Series 2007A, 5.250%, 5/15/38
385	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	412,793
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
740	Total Louisiana			789,966
	Maine – 0.1%
25	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	Baa1	24,468
	Center Obligated Group Issue, Series 2013, 3.000%, 7/01/23
35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	40,136
60	Total Maine			64,604
	Massachusetts – 1.5%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	526,145
	5.000%, 10/01/19
250	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	No Opt. Call	AA–	250,170
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	100,037
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/14 at 100.00	N/R	470,028
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA (4)	527,350
	5.000%, 8/15/30 (Pre-refunded 8/15/15)
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A:
100	5.000%, 8/15/18 – AMBAC Insured	8/17 at 100.00	AA+	112,400
25	5.000%, 8/15/20 – AMBAC Insured	8/17 at 100.00	AA+	28,173
1,945	Total Massachusetts			2,014,303
	Michigan – 2.7%
400	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	No Opt. Call	BB	224,104
	Area 1 Projects, Series 1996B, 0.000%, 7/01/23
1,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured (5)	No Opt. Call	AA–	987,370
50	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	50,017
	7/01/35 – NPFG Insured
150	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	154,269
	7/01/29 – FGIC Insured
280	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	309,966
	5.000%, 6/01/18
200	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	217,744
	5.000%, 7/01/22
1,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group,	No Opt. Call	AA+	1,016,520
	Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	549,475
	Refunding Series 2010C, 5.000%, 12/01/16
3,580	Total Michigan			3,509,465
	Minnesota – 0.2%
260	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA	266,354
	2009A, 5.000%, 1/01/15 – AGC Insured
	Mississippi – 0.5%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
100	5.000%, 9/01/16	9/14 at 100.00	A	100,750
300	5.000%, 9/01/24	9/14 at 100.00	A	302,211
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	No Opt. Call	BBB	250,140
	Series 2006A, 4.800%, 8/01/30
650	Total Mississippi			653,101
	Missouri – 1.3%
100	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	107,717
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
295	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AA+ (4)	351,923
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	1,179,140
	2005, 5.500%, 7/01/19 – NPFG Insured
1,395	Total Missouri			1,638,780
	Montana – 0.3%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street,	1/23 at 100.00	N/R	263,458
	Series 2013A, 5.000%, 7/01/33
115	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	9/14 at 100.00	AA– (4)	130,859
375	Total Montana			394,317
	Nebraska – 0.9%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aa3 (4)	1,022,430
	Series 2004, 5.000%, 12/15/19 (Pre-refunded 12/15/14) – AGM Insured
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	110,540
	Series 2012, 4.000%, 6/15/23
1,100	Total Nebraska			1,132,970
	Nevada – 1.8%
1,025	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	1,191,317
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	288,340
	8.000%, 6/15/30
50	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding	No Opt. Call	N/R	53,456
	Bonds, Series 2013, 5.000%, 6/01/22
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	884,345
	Refunding Series 2011, 5.000%, 7/01/23
2,100	Total Nevada			2,417,458
	New Hampshire – 0.5%
600	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare	No Opt. Call	N/R (4)	631,932
	Memorial Hospital, Series 2004, 5.500%, 7/01/25 (Pre-refunded 7/01/15)
	New Jersey – 5.4%
190	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB	190,426
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
15	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa	15,760
120	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	132,152
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
120	4.000%, 6/15/19	No Opt. Call	BBB+	132,492
275	5.000%, 6/15/20	No Opt. Call	BBB+	316,217
300	5.000%, 6/15/21	No Opt. Call	BBB+	343,962
335	5.000%, 6/15/22	No Opt. Call	BBB+	383,870
350	5.000%, 6/15/23	6/22 at 100.00	BBB+	396,883
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	234,728
500	5.000%, 6/15/25	6/22 at 100.00	BBB+	549,465
150	5.000%, 6/15/26	6/22 at 100.00	BBB+	163,320
100	4.250%, 6/15/27	6/22 at 100.00	BBB+	102,427
300	5.000%, 6/15/28	No Opt. Call	BBB+	323,985
220	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	241,998
	Replacement Project, Series 2013, 5.000%, 1/01/28 (Alternative Minimum Tax)
50	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A	52,799
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,730	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A	690,011
	Appreciation Series 2010A, 0.000%, 12/15/33
1,515	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A	1,761,566
	5.000%, 12/15/23
260	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	300,768
170	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB	189,715
	Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	No Opt. Call	A2	255,320
	2012Q, 3.000%, 1/01/22
300	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BB	291,444
	Series 2007-1A, 4.500%, 6/01/23
7,460	Total New Jersey			7,069,308

	New York – 5.5%
220	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	244,673
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
770	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State	5/22 at 100.00	AA	896,965
	University Educational Facilities Issue, Series 2012A, 5.000%, 5/15/25
415	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	473,776
	2011A, 5.750%, 2/15/47
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
170	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	139,157
55	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	41,088
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
145	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	154,110
220	5.000%, 12/01/26 – SYNCORA GTY Insured	6/16 at 100.00	A–	235,330
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B:
25	5.000%, 12/01/35 – AGM Insured	6/16 at 100.00	AA	26,532
160	5.000%, 12/01/35	6/16 at 100.00	A–	169,523
140	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	A–	149,295
	5.000%, 9/01/35
405	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D,	9/16 at 100.00	AA–	438,996
	5.000%, 9/01/25 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
150	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–	165,122
435	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	AA–	478,304
10	4.000%, 12/01/18 – NPFG Insured	No Opt. Call	AA–	10,585
210	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	AA–	230,320
150	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–	164,325
190	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%,	11/16 at 100.00	AA–	208,052
	5/01/19 – NPFG Insured
705	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	No Opt. Call	A–	819,513
	2013A, 5.000%, 5/01/19
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2011B:
360	5.000%, 6/01/17	No Opt. Call	AA	405,940
565	5.000%, 6/01/18	No Opt. Call	AA	652,942
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2013B:
100	5.000%, 6/01/20	6/15 at 100.00	AA	104,190
215	5.000%, 6/01/21	6/16 at 100.00	AA	232,366
200	5.000%, 6/01/22	6/17 at 100.00	AA	223,424
400	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	481,904
	Series 2013B, 5.000%, 11/15/21
6,415	Total New York			7,146,432
	Ohio – 4.2%
45	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	A1	49,037
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17
1,325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	1,123,998
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
500	Columbus, Ohio, General Obligation Bonds, Various Purpose, Series 2014A, 5.000%, 2/15/20	No Opt. Call	AAA	597,565
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	502,210
	Series 2013, 5.000%, 6/15/43
250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	272,375
	Series 2008C, 5.500%, 8/15/24
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2012C:
25	4.000%, 10/01/18	No Opt. Call	A1	27,365
30	4.000%, 10/01/19	No Opt. Call	A1	33,008
40	4.000%, 10/01/20	No Opt. Call	A1	43,901
45	5.000%, 10/01/21	No Opt. Call	A1	52,135
35	5.000%, 10/01/22	No Opt. Call	A1	40,777
175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	BBB–	183,733
	FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	1,463,420
	Convertible Series 2013A-3, 0.000%, 2/15/34
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,045,500
	4.500%, 12/01/15
5,950	Total Ohio			5,435,024
	Oklahoma – 0.8%
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA (4)	1,048,530
	7/01/27 (Pre-refunded 7/01/15) – AMBAC Insured
	Pennsylvania – 8.0%
935	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	941,293
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
100	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	No Opt. Call	BBB+	104,231
	Refunding Series 2005A, 5.000%, 12/01/15 – RAAI Insured
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	205,634
	Series 2009, 7.750%, 12/15/27
205	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	BBB+	230,773
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
500	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	600,170
	Region Parking System, Junior Guaranteed Series 2013B, 5.500%, 1/01/27
250	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	302,380
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/26 – AGM Insured
215	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	7/17 at 100.00	Aaa	241,916
	Bonds, Series 2012B, 5.000%, 1/01/22
180	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	186,239
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	9/14 at 100.00	N/R (4)	253,528
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	126,871
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	585,429
	Bonds, Series 2010A, 0.000%, 12/01/34
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	8/14 at 100.00	BBB+	4,135,364
	AMBAC Insured
1,005	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (4)	1,202,422
	NPFG Insured (ETM)
895	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	Aa2	1,017,490
	Series 2009D, 6.250%, 11/15/34
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	374,738
	Hospital Project, Refunding and Improvement Series 2011, 5.750%, 8/01/21
9,865	Total Pennsylvania			10,508,478
	Puerto Rico – 0.7%
20	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 0.000%,	No Opt. Call	Caa1	14,822
	7/01/19 – AMBAC Insured
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	No Opt. Call	BBB–	451,690
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project,
	Refunding Series 2012, 5.000%, 4/01/27
565	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	454,198
	2009A, 0.000%, 8/01/32
75	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	16,700
	2010A, 0.000%, 8/01/32
25	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	3,382
	2010C, 0.000%, 8/01/38
25	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/17 –	No Opt. Call	BB	23,659
	SYNCORA GTY Insured
1,210	Total Puerto Rico			964,451
	Rhode Island – 1.3%
200	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB	213,484
	Health System, Series 2013A, 5.500%, 9/01/28
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
430	6.125%, 6/01/32	No Opt. Call	BBB+	429,970
1,020	6.250%, 6/01/42	No Opt. Call	BBB–	1,019,888
1,650	Total Rhode Island			1,663,342
	South Carolina – 4.7%
510	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	558,705
	2006, 5.000%, 12/01/24
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	A3 (4)	1,911,633
	1/01/19 – FGIC Insured (ETM)
3,035	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	A3	3,710,679
	1/01/19 – FGIC Insured
5,085	Total South Carolina			6,181,017
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+	1,054,230
	Series 2007, 5.000%, 11/01/27
	Tennessee – 0.2%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
100	4.000%, 1/01/22	No Opt. Call	A	107,649
180	5.000%, 1/01/23	No Opt. Call	A	211,714
280	Total Tennessee			319,363
	Texas – 9.3%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 (Pre-refunded 9/01/14) –	9/14 at 100.00	AAA	1,063,757
	NPFG Insured
555	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing	No Opt. Call	N/R	570,473
	Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15
	(Alternative Minimum Tax)
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding
	Series 2007:
130	5.000%, 5/01/23 – SYNCORA GTY Insured	5/17 at 100.00	A+	144,179
15	5.000%, 5/01/24 – SYNCORA GTY Insured	5/17 at 100.00	A+	16,636
40	5.000%, 5/01/25 – SYNCORA GTY Insured	5/17 at 100.00	A+	44,232
10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A+	11,179
	2010, 5.875%, 5/01/40
20	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AA–	21,289
	4.500%, 5/01/25 – NPFG Insured
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Refunding Bonds,
	Series 2009:
25	5.000%, 5/01/29	5/19 at 100.00	A+	26,648
115	5.000%, 5/01/39	5/19 at 100.00	A+	120,702
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	9/14 at 100.00	C	1,750
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14) (5)
5	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	AA– (4)	5,122
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	562,640
	6.250%, 1/01/46
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	2,052,413
	2006, 5.000%, 8/15/20
35	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	B	35,635
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	1,084,130
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	346,485
	Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB	305,286
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	214,438
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	Baa2	107,561
100	5.250%, 12/01/28	12/25 at 100.00	Baa2	108,216
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,
	Children’s Medical Center Dallas Project, Series 2012:
400	5.000%, 8/15/24	8/22 at 100.00	AA	464,568
380	5.000%, 8/15/25	8/22 at 100.00	AA	438,539
1,900	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	2,098,816
	5.750%, 1/01/38
750	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	879,593
	2011D, 5.000%, 9/01/24
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
100	0.000%, 9/01/43	9/31 at 100.00	AA+	81,839
490	0.000%, 9/01/45	9/31 at 100.00	AA+	440,848
860	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	No Opt. Call	A–	859,260
	2006B, 0.706%, 12/15/17
100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	105,936
	2012, 5.000%, 12/15/32
11,585	Total Texas			12,212,170
	Virgin Islands – 0.4%
525	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	564,428
	Series 2010A, 5.000%, 10/01/29
	Virginia – 0.6%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/14 at 100.00	N/R	250,663
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	532,255
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
750	Total Virginia			782,918
	Washington – 1.7%
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,125,117
	Center, Series 2011A, 5.375%, 1/01/31
380	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	431,133
	1989B, 7.125%, 7/01/16 – NPFG Insured
585	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds,	12/22 at 100.00	A2	654,726
	Whidbey General Series 2013, 5.500%, 12/01/33
2,015	Total Washington			2,210,976
	Wisconsin – 2.2%
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
755	4.000%, 4/01/20	No Opt. Call	Aa3	834,924
25	5.000%, 4/01/21	No Opt. Call	Aa3	29,021
15	5.000%, 4/01/22	No Opt. Call	Aa3	17,393
25	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/15 at 100.00	A	25,337
	Inc., Series 2010A, 5.625%, 4/15/33
320	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	No Opt. Call	A	362,861
	Inc., Series 2010B, 5.000%, 7/15/20
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	742,973
	Inc., Series 2012A, 5.000%, 7/15/25
30	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	No Opt. Call	A+	33,457
	Inc., Refunding 2012C, 5.000%, 8/15/17
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
500	5.250%, 8/15/18	8/16 at 100.00	A–	539,785
180	5.250%, 8/15/34	8/16 at 100.00	A–	184,163
115	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	135,224
	6.000%, 5/01/33
2,640	Total Wisconsin			2,905,138
$ 124,295	Total Municipal Bonds (cost $120,894,047)			127,943,375

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Transportation – 0.0%
$ 16	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 2,867
4	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	590
$ 20	Total Corporate Bonds (cost $1,216)				3,457
	Total Long-Term Investments (cost $120,895,263)				127,946,832
	Other Assets Less Liabilities – 2.2%				2,833,270
	Net Assets – 100%				$ 130,780,102

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$127,943,375	$ —	$127,943,375
Corporate Bonds	—	—	3,457	3,457
Total	$ —	$127,943,375	$3,457	$127,946,832

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $120,671,731.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$7,559,102
Depreciation	(284,001)
Net unrealized appreciation (depreciation) of investments	$7,275,101

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2014